FIXED ASSETS, NET - Amortization Expense Related to Capitalized Internal Use Software and Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Amortization expense related to capitalized internal use software	$ 1,164	$ 1,133	$ 4,485	$ 4,080	$ 2,885
Depreciation expense	$ 258	$ 184	$ 835	$ 917	$ 1,071